Borrowings and derivative financial instrument - R5.5 billion RCF (Details) R in Millions			12 Months Ended
	Oct. 25, 2019 ZAR (R) extension_option	Nov. 15, 2016 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year			R 18,383	R 23,736	R 24,505
Loans raised			20,622	16,289	18,982
Loans repaid			(20,252)	(18,335)	(22,008)
Balance at end of the year			20,298	18,383	23,736
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 5,500		5,500
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Balance at beginning of the year			0	2,500	0
Loans raised			0	5,000	500
Loans repaid			0	(7,500)	0
Inter Bank transfer			0	0	2,000
Balance at end of the year			0	0	2,500
R5.5 billion RCF | JIBAR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R5.5 billion RCF | JIBAR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.90%
R6.0 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 6,000
Term of facility		3 years
Balance at beginning of the year			0	0	5,896
Loans raised			0	0	1,150
Loans repaid			0	0	(5,046)
Inter Bank transfer			0	0	(2,000)
Balance at end of the year			R 0	R 0	R 0
R6.0 billion RCF | JIBAR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.40%
R6.0 billion RCF | JIBAR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.90%